Note 7 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 251,748	$ 233,637
Accumulated depreciation	158,265	149,738
Fixed assets (note 7)	93,483	83,899
Building [Member]
Cost	2,548	2,425
Accumulated depreciation	1,042	906
Fixed assets (note 7)	1,506	1,519
Vehicles [Member]
Cost	2,173	1,952
Accumulated depreciation	1,297	1,093
Fixed assets (note 7)	876	859
Furniture and Fixtures [Member]
Cost	55,952	52,912
Accumulated depreciation	37,751	35,825
Fixed assets (note 7)	18,201	17,087
Computer Equipment [Member]
Cost	114,136	106,500
Accumulated depreciation	82,120	77,822
Fixed assets (note 7)	32,016	28,678
Leasehold Improvements [Member]
Cost	76,939	69,848
Accumulated depreciation	36,056	34,092
Fixed assets (note 7)	$ 40,883	$ 35,756